Property and Equipment (FY)	12 Months Ended
Dec. 31, 2020
Property and Equipment [Abstract]
Property and Equipment
3. Property and equipment

Property and equipment consists of the following as of December 31, 2020 and 2019:

	2019	2020
Computer equipment	$6,585,289	$7,117,299
Capitalized software	5,122,650	5,122,650
Furniture and fixtures	1,213,132	1,285,880
Leasehold improvements	1,892,172	2,598,566
	14,813,243	16,124,395
Less: accumulated depreciation and amortization	(5,657,718)	(8,736,975)
	$9,155,525	$7,387,420

Depreciation and amortization expense for the years ended December 31, 2020, 2019 and 2018 amounted to $3,079,257, $1,776,983, and $1,266,508, respectively.

At December 31, 2020 and 2019, the Company held $78,921, and $174,361 of property and equipment, net at its foreign locations, respectively.